SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Consolidated and Non-Consolidated Variable Interest Entities Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) subsidiary	Dec. 31, 2016 USD ($) subsidiary
Variable Interest Entity [Line Items]
Percent of voting power in Medley LLC	100.00%
Total assets of consolidated variable interest entity	$ 63.3	$ 51.7
Total liabilities of consolidated variable interest entity	13.0	22.8
Fair value of investments in non-consolidated VIEs	4.8	5.1
Receivables included as a component of other assets and clawback obligation	2.4	1.9
Accrued clawback obligations	7.2	$ 7.1
Maximum loss exposure	$ 7.2
Medley LLC [Member]
Variable Interest Entity [Line Items]
Number of majority owned subsidiaries | subsidiary	4	4
Medley LLC [Member]
Variable Interest Entity [Line Items]
Parent ownership percentage of LLC	18.70%	19.90%
Noncontrolling interest ownership percentage of LLC	81.30%	80.10%